Disclosure of reconciliation of the Canadian statutory income tax rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Statutory income tax rate	26.50%	26.50%
Income tax recovery based on statutory income tax rate	$ (11,279)	$ (11,966)
Investment tax credits	(884)	(1,567)
Share-based compensation and other	(165)	213
Change in unrecognized tax assets	12,336	13,324
Income tax expense	$ 8	$ 4